Leases (Details) - Schedule of future lease payments $ in Thousands	3 Months Ended
Mar. 31, 2023 USD ($)
Operating Leases [Member]
Leases (Details) - Schedule of future lease payments [Line Items]
2023 (nine months)	$ 4,151
2024	5,496
2025	5,257
2026	5,216
2027	2,896
Thereafter	9,284
Total	32,300
Less: Imputed Interest	12,293
Present value of net lease payments	20,007
Lease liability, current portion	2,609
Lease liability, net of current portion	17,398
Total lease liability	20,007
Finance Leases [Member]
Leases (Details) - Schedule of future lease payments [Line Items]
2023 (nine months)	1,292
2024	1,757
2025	1,792
2026	1,828
2027	1,864
Thereafter
Total	8,533
Less: Imputed Interest	934
Present value of net lease payments	7,599
Lease liability, current portion	1,390
Lease liability, net of current portion	6,209
Total lease liability	$ 7,599